Events After the Reporting Period (Restated) (Details) - USD ($)						6 Months Ended
	Jul. 01, 2025	Feb. 28, 2025	Feb. 27, 2025	Feb. 07, 2025	Jan. 21, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 28, 2024	Jun. 27, 2024	Jun. 25, 2024	Jun. 24, 2024	Jun. 21, 2024	Jun. 17, 2024	Jun. 10, 2024	Jun. 03, 2024	May 06, 2024	Apr. 15, 2024
Events After the Reporting Period [Line Items]
Provided fund						$ 800,000
Repaid fund						1,600,000
Ordinary shares						$ 51,508,320	$ 39,414
Shares issued (in Shares)						80,994,098	100
Warrants [member]
Events After the Reporting Period [Line Items]
Shares issued (in Shares)								29,674	25,000	5,000	1	2,000	600	1	3,015	6,465	5,360
Events after the Reporting Period [Member]
Events After the Reporting Period [Line Items]
Convertible note financing					$ 500,000,000
Purchase BTC					100,000,000
Warrant issued					$ 100,000,000
Warrant coverage, percentage					100.00%
Tranches warrant					$ 400,000,000
Warrant coverage percentage					50.00%
Ordinary shares					$ 1,000,000
Private Placement Expenses				$ 24,600,000
Offer price (in Dollars per share)				$ 5
Strike price (in Dollars per share)				$ 7
Expiry term				4 years
Percentage of annual rate						10.00%
Events after the Reporting Period [Member] | Global Yield LLC SCS [Member]
Events After the Reporting Period [Line Items]
Ordinary shares				$ 4,900,000
Events after the Reporting Period [Member] | GEM Global [Member]
Events After the Reporting Period [Line Items]
Ordinary shares						$ 27,200,000
Percentage of equity interest				100.00%
Cash payment						$ 3,500,000
Events after the Reporting Period [Member] | Warrants [member]
Events After the Reporting Period [Line Items]
Ordinary shares					$ 14,285,714
Events after the Reporting Period [Member] | Mr Michael Ryan [Member]
Events After the Reporting Period [Line Items]
Consultant offered amount	$ 100,000
Events after the Reporting Period [Member] | Private Warrants [Member]
Events After the Reporting Period [Line Items]
Exercise price of warrants (in Dollars per share)			$ 5
Number of warrants exercisable (in Shares)			3,564,797
Events after the Reporting Period [Member] | Mr Tony Sage [Member]
Events After the Reporting Period [Line Items]
Cash payment		$ 100,000
Shares issued (in Shares)		500,000